Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details)	Dec. 31, 2012	Dec. 31, 2011
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	9.28%	9.52%
Total Risk-Based	11.17%	11.46%
Leverage	6.43%	6.58%
Vision Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital		23.42%
Total Risk-Based		24.72%	[1]
Leverage		15.89%	[1]
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	13.12%	14.15%
Total Risk-Based	15.77%	16.65%
Leverage	9.17%	9.81%

[1]	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.